BLACKROCK INDEX FUNDS, INC.

BlackRock Small Cap Index Fund

BlackRock International Index Fund

(the “Funds”)

Supplement dated April 8, 2016 to the Funds’

Statement of Additional Information dated April 30, 2015

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Alan Mason, Greg Savage, CFA, Jennifer Hsui, CFA, Creighton Jue, CFA and Rachel Aguirre are the portfolio managers of each of Small Cap Index Series and International Index Series and are jointly and primarily responsible for the day-to-day management of each Series.

The table in the sub-section entitled “Other Funds and Accounts Managed — Small Cap Index Series” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	305	406	280	0	0	0
	$671.3 Billion	$500.7 Billion	$476.9 Billion	$0	$0	$0
Greg Savage, CFA	305	89	2	0	0	0
	$680.2 Billion	$36.17 Billion	$172.2 Million	$0	$0	$0
Jennifer Hsui, CFA*	54	0	0	0	0	0
	$82.79 Billion	$0	$0	$0	$0	$0
Creighton Jue, CFA*	0	19	9	0	0	0
	$0	$5.22 Billion	$4.53 Billion	$0	$0	$0
Rachel Aguirre*	13	82	64	0	0	0
	$14.68 Billion	$139.1 Billion	$94.08 Billion	$0	$0	$0

*  Information provided for Ms. Hsui, Mr. Creighton and Ms. Aguirre is as of March 31, 2016.

The table in the sub-section entitled “Other Funds and Accounts Managed — International Index Series” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	305	406	280	0	0	0
	$669.4 Billion	$500.7 Billion	$476.9 Billion	$0	$0	$0
Greg Savage, CFA	305	89	2	0	0	0
	$678.3 Billion	$36.17 Billion	$172.2 Million	$0	$0	$0
Jennifer Hsui, CFA*	54	0	0	0	0	0
	$82.79 Billion	$0	$0	$0	$0	$0
Creighton Jue, CFA*	0	19	9	0	0	0
	$0	$5.22 Billion	$4.53 Billion	$0	$0	$0
Rachel Aguirre*	13	82	64	0	0	0
	$14.68 Billion	$139.1 Billion	$94.08 Billion	$0	$0	$0

*  Information provided for Ms. Hsui, Mr. Creighton and Ms. Aguirre is as of March 31, 2016.

The sub-heading following the heading entitled “Discretionary Incentive Compensation” in the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety.

The last sentence of the sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of each of Messrs. Mason, Savage, and Jue and Mses. Hsui and Aguirre is not measured against a specific benchmark.

The last sentence of the sub-section entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Messrs. Mason, Savage, and Jue and Mses. Hsui and Aguirre have unvested long-term incentive awards.

The table in the sub-section entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Alan Mason	Small Cap Index Fund	None
	International Index Fund	None
Greg Savage, CFA	Small Cap Index Fund	None
	International Index Fund	None
Jennifer Hsui, CFA*	Small Cap Index Fund	None
	International Index Fund	None
Creighton Jue, CFA*	Small Cap Index Fund	None
	International Index Fund	None
Rachel Aguirre*	Small Cap Index Fund	None
	International Index Fund	None

*  Information provided for Ms. Hsui, Mr. Creighton and Ms. Aguirre is as of March 31, 2016.

Shareholders should retain this Supplement for future reference.